BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
BUSINESS COMBINATIONS
4.	BUSINESS COMBINATIONS

Business combinations in 2020:

During the year ended December 31, 2020, the Company completed a business combination acquired 60% of the ownership of Xunpusen (Xiamen) Technology Co., Ltd., purchase consideration in aggregate was 0 as the company is a loss making and in a net liability position. The Company expects to achieve significant synergies from this acquisitions which it plans to complement its existing businesses. The acquired entity was considered insignificant. Results of the acquired entity’s operations have been included in the Company’s consolidated financial statements since the acquisition date.

Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquiree were presented because the effects of these business combinations, was not significant to the Company’s consolidated results of operations. The valuations used in the purchase price allocation described above were determined by the Company.